Events after the Reporting Date (Narrative) (Details)				1 Months Ended						12 Months Ended
	Nov. 10, 2020 CAD ($) shares	Oct. 09, 2020 CAD ($)	Jul. 15, 2020 CAD ($) $ / shares shares	Nov. 30, 2020 CAD ($)	Oct. 31, 2020 CAD ($) shares	Aug. 31, 2020 CAD ($) shares	May 20, 2020 CAD ($)	Oct. 19, 2017 CAD ($) shares	Feb. 24, 2017 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Aug. 31, 2021 CAD ($)	Apr. 21, 2021 CAD ($)	Jan. 21, 2021 CAD ($)	Dec. 15, 2020 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares								2,815,881	2,532,100
Equity issuance price per share								$ 0.41	$ 2
Gross proceeds from private placement								$ 1,154,511	$ 3,165,264		$ 974,404	$ 4,320,497
Number of warrants expired | shares										0	10,027,294
Weighted average exercise price of warrants expired in share-based payment arrangement										$ 0	$ 0.83
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Royalty Description	The royalty right will be equal to (a) 5% of the amounts earned by and paid to the Company from the sale of any of its "NBDS Products" defined as its RCS-01 (NBDS Fibroblast Therapy - Treatment for Aging Skin), RCT-01 (NBDS Fibroblast Therapy - Treatment for Chronic Tendinosis), and any other product which is comprised of the non-bulbar dermal sheath cells patented by the Company, and (b) 20% of the amounts earned by and paid to the Company from the sale of any of its "DSC Products" defined as its RCH-01 (DSC Therapy for Treatment Androgenic Alopecia) and any other product which is comprised of the dermal sheath cup cells patented by the Company.
Number of warrants expired		1,071,580
Weighted average exercise price of warrants expired in share-based payment arrangement		$ 0.95
Canada Emergency Business Account [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of loan							$ 40,000
Amount of forgiveness of loan if repaid before maturity							10,000
Amount specified for repayment before maturity							$ 30,000
Extended term of borrowing if not repaid before maturity							3 years
Interest rate per annum if loan not repaid before maturity							5.00%
Private Placement [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares			3,649,110
Equity issuance price per share			$ 0.18
Gross proceeds from private placement			$ 656,840
Warrant purchase price per share | $ / shares			$ 0.36
Term of warrant			3 years
October 2020 Debt Settlement [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued to creditors | shares					160,000
Amount of debt settlement					$ 28,800
August 2020 Debt Settlement [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued to creditors | shares						1,426,491
Amount of debt settlement						$ 256,769
Directors or officers [Member] | August 2020 Debt Settlement [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued to creditors | shares						1,134,831
Amount of debt settlement						$ 204,769
Mainpointe [Member] | RepliCel Injector Product Line [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	4,000,000
Investments	$ 2,700,000
Milestone payments	500,000
Gross income from sale of the product	2,000,000
Net-present value of profit to be earned	2,000,000
TSX VENTURE EXCHANGE [Member] | Mainpointe [Member] | RepliCel Injector Product Line [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity issuance price per share				$ 0.675
Investments	$ 500,000												$ 300,000	$ 700,000	$ 700,000	$ 500,000